Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases

June 30, 2026
(Unaudited)
June 30, 2026	$154,452
June 30, 2027	—
June 30, 2028	—
Total undiscounted lease payments	154,452
Less imputed interest	2,523
Total lease liabilities	$151,929